Interests in equity-accounted investees - Summarised Financial Informations reconciled to the carrying amount (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interests in equity-accounted investees
Current assets	¥ 14,086,292	¥ 11,655,501
Goodwill on acquisition of the associate	3,279,036
Current liabilities	(8,472,930)	(5,727,189)
Non-current liabilities	(9,441,321)	(2,037,417)
Non-controlling interests	100,508	40,548
Investments in associate	2,193,937	¥ 38,567
Yonghui Superstores Co., Ltd. ("Yonghui")
Interests in equity-accounted investees
Current assets	10,342,184
Non-current assets, excluding goodwill	27,615,155
Goodwill on acquisition of the associate	3,279,036
Current liabilities	(18,674,518)
Non-current liabilities	(11,950,509)
Net assets	10,611,348
Net assets, excluding goodwill	7,332,312
Non-controlling interests	86,486
Net assets attributable to the parent, excluding goodwill	¥ 7,418,798
Proportion of the Group's ownership	29.40%
Investments in associate	¥ 2,181,127
Carrying amount of the investment	¥ 5,460,163